Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 10,240,917	€ 10,890,749
Consulting Professional And Audit Liability [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,010,867	642,662
Clinical Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	3,805,760	3,824,468
Manufacturing Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,748,687	2,285,584
Preclinical Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	2,917,552	885,030
Personnel Related Accruals [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	404,931	2,971,068
Other Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 353,120	€ 281,937